Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition

NOTE 3—ACQUISITION

On October 20, 2011, Legend Canada completed the acquisition of petroleum and natural gas leases, lands and facilities held by International Sovereign Energy Corp. (“Sovereign”) located in Canada. The acquisition provides us significant additional oil and gas reserves and production capability. The assets acquired consisted of substantially all of Sovereign’s assets, including interests in producing oil and gas leasehold properties in Western Canada that have been maintained through the drilling of internally generated low to medium risk exploration and development sites. The principal natural gas leasehold properties are located in Medicine River and Berwyn in Alberta, and Clarke Lake in British Columbia. The assets also include an interest in various light oil properties located in Red Earth and Swan Hills in Alberta, and in Inga in British Columbia.

The acquisition was accounted for using the acquisition method where net assets acquired and consideration transferred are recorded at fair value. Differences between the fair value of assets acquired and consideration transferred are recorded as goodwill or a bargain purchase gain. Consideration transferred in the transaction was $16,605,419, resulting in no goodwill or bargain purchase gain. The following summarizes the consideration transferred to Sovereign and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Consideration:
Cash, net of purchase price adjustments	$8,789,882
Equity instruments (3,552,516 common shares)	7,815,537
Contingent consideration	—

Fair value of total consideration transferred	$16,605,419

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	$9,776,364
Unproved oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)

Total fair value of net assets	$16,605,419

The cash component of the transaction was financed through a combination of existing funds and the proceeds from our note payable to bank. The fair value of the 3,552,516 common shares issued was determined on the basis of the closing market price of our common shares on the acquisition date. Contingent consideration transferred represents a security price guarantee whereby if the weighted average trading price of our common stock falls below certain price thresholds at the end of certain periods, we will issue a certain number of additional shares to Sovereign. The contingent consideration had no fair value on the acquisition date, and the number of additional shares to be issued to Sovereign will vary inversely to changes in the trading price of our common stock. Subsequent changes in the value of the contingent consideration liability will be recognized in earnings. Acquisition-related costs (included in general and administrative expenses in the accompanying consolidated statements of operations) amounted to $394,000 for the year ended December 31, 2011.

To estimate the fair value of proved properties, we discounted the future net cash flows using a market-based rate that we determined appropriate at the acquisition date. To compensate for the inherent risk of estimating and valuing unproved properties, we reduced the discounted future net cash flows of the unproved properties by additional risk-weighting factors. The fair value of undeveloped land was determined by internal appraisals.

The results of operations from the Sovereign assets are included in our consolidated financial statements since the acquisition date of October 20, 2011. The following unaudited summary pro forma combined statement of operations data for the years ended December 31, 2011 and 2010 has been prepared to give effect to the acquisition of the Sovereign assets as if it had occurred on January 1, 2010. The pro forma financial information is not necessarily indicative of the results that might have occurred had the transaction taken place on January 1, 2010, and is not intended to be a projection of future results. Future results may vary significantly from the results reflected in the following pro forma financial information because of normal production declines, changes in commodity prices, future acquisitions, future development and exploration activities, and other factors.

	Year Ended December 31
	2011	2010
	(Unaudited)
Oil and gas revenue	$3,788,274	$5,259,809
Operating loss	$(5,328,677)	$(2,215,595)
Net loss	$(6,973,551)	$(2,680,628)
Basic and diluted loss per share	$(0.12)	$(0.03)

Revenue related to the Sovereign assets that was included in our statements of operations was approximately $0.6 million for the year ended December 31, 2011 and net loss was $1.9 million.